financing costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest expense
Long-term debt, excluding lease liabilities and other - gross	$ 1,168	$ 1,095
Long-term debt, excluding lease liabilities and other - capitalized	(21)	(6)
Long-term debt, excluding lease liabilities and other - net	1,147	1,089
Short-term borrowings and other	41	25
Interest expense From transactions that only involve the raising of finance Total	1,188	1,114
Long-term debt - lease liabilities	166	133
Long-term debt - other	22	9
Employee defined benefit plans net interest	9	7
Accretion on provisions	29	30
Interest expense From transactions that do not only involve the raising of finance Total	226	179
Interest expense other than foreign exchange and unrealized changes	1,414	1,293
Foreign exchange	(36)	3
Unrealized changes in virtual power purchase agreements forward element	231
Total	1,609	1,296
Interest income	(33)	(23)
Net	1,576	1,273
Net interest cost	1,357	1,272
Interest expense on long-term debt, excluding lease liabilities and other - capitalized	(21)	(6)
Employee defined benefit plans net interest	9	$ 7
Unrealized changes in virtual power purchase agreements forward element	$ 231
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)	5.30%	3.10%